SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Group has evaluated subsequent events to the balance sheet date of December 31, 2023 through April 25, 2024, the date of issuance of the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements except for the below.

Bay State College engaged in a purchase and sale agreement (the “Purchase Agreement”) with PRP Consulting Group P.C. (the “Purchaser”), a third party. Under the terms of the Purchase Agreement, Bay State College agreed to transfer all Account Receivable Portfolio to the Purchaser in exchange for a cash payment of $700. The transaction was finalized on January 4, 2024.

The Company’s ADSs (each representing twenty Class A Ordinary Shares) currently trade in the NYSE American under the symbol “AMBO.” Prior to February 20, 2024, one ADS represented two Class A ordinary share. On February 20, 2024, the Company effected a change of the ADS to Class A ordinary share ratio from one ADS representing two Class A ordinary shares to one ADS representing twenty Class A ordinary shares. The ratio change has the same effect as a 1-for-10 ADS reverse split.

On March 6, 2024, the company appointed Mr. Norm Allgood as fractional Head of HybriU to lead the dissemination and implementation of HybriU, Ambow’s AI-driven hybrid learning solution for education and workforce training.